Schedule of Investments (unaudited) April 30, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 87.8%

Corporate — 0.6%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$2,640	$3,024,991

County/City/Special District/School District — 19.1%
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	275	324,506
Series A, 5.00%, 09/02/44	160	183,768
Series A, 5.00%, 09/02/48	160	181,915
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	300	363,831
4.00%, 09/02/50	240	267,850
5.00%, 09/02/50	240	287,402
Series C, 5.00%, 09/02/44	595	683,387
City of San Jose California Hotel Tax Revenue, RB 6.13%, 05/01/31	500	502,000
6.50%, 05/01/36	1,210	1,215,143
6.50%, 05/01/42	2,225	2,234,256
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(a)	9,000	10,284,660
Fremont Union High School District, GO, Series A, 4.00%, 08/01/40	3,000	3,488,250
Glendale Community College District, GO, Series A, 5.25%, 08/01/41	5,000	6,212,250
Hayward Area Recreation & Park District, Refunding GO, Series A, 5.00%, 08/01/42	4,950	6,133,248
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	5,030	6,197,715
Orange County Community Facilities District, ST 4.00%, 08/15/40	260	286,650
4.00%, 08/15/50	245	270,286
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	8,990	10,672,568
San Diego Unified School District, GO, Series L, 4.00%, 07/01/49	6,310	7,370,774
San Diego Unified School District, GO, CAB, Series C, 0.00%, 07/01/40(b)	7,215	4,796,099
San Diego Unified School District/CA GO, 4.00%, 07/01/50	7,000	8,279,180
San Francisco Bay Area Rapid Transit District, GO
Series B-1, 3.00%, 08/01/49	9,965	10,876,897
Series C-1, 3.00%, 08/01/50	1,000	1,065,100
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(a)	2,000	2,199,940
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	3,060	3,099,994
Santa Monica Public Financing Authority, RB, 5.00%, 07/01/42	1,250	1,522,550
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/39	2,500	2,776,575
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,670	4,315,480

		96,092,274

Education — 6.3%
California Educational Facilities Authority Refunding RB, 5.00%, 04/01/51	3,000	4,742,940
California Enterprise Development Authority, RB(c) Series A, 5.00%, 07/01/50	1,200	1,278,528

Security	Par (000)	Value

Education (continued)
California Enterprise Development Authority, RB(c) (continued)
Series A, 5.00%, 07/01/55	$600	$634,824
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 10/01/39	220	248,523
Series A, 5.00%, 10/01/49	370	410,608
Series A, 5.00%, 10/01/57	725	796,492
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/34	750	853,478
5.00%, 08/01/39	425	477,738
5.00%, 08/01/48	615	682,438
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(c)	285	295,705
California School Finance Authority, RB(c) 5.00%, 06/01/40	270	302,854
5.00%, 06/01/50	430	474,406
5.00%, 06/01/59	685	748,972
Series A, 5.00%, 06/01/49	1,000	1,078,160
Series A, 5.00%, 06/01/58	2,120	2,307,514
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(c)	240	269,390
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	600	688,962
Series A, 5.00%, 07/01/61	3,600	4,056,840
University of California, Refunding RB
Series AR, 5.00%, 05/15/38	4,250	5,158,650
Series AZ, 5.00%, 05/15/43	5,035	6,299,792

		31,806,814

Health — 4.4%
California Health Facilities Financing Authority, RB, Series A, 5.25%, 11/01/41	8,500	8,704,595
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/44	3,000	3,474,510
Series A, 4.00%, 04/01/49	3,000	3,455,430
Series A, 4.00%, 08/15/50	2,000	2,378,880
Series B, 5.00%, 11/15/46	2,960	3,576,124
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	195	221,434
Series A, 5.00%, 11/01/49	220	246,411

		22,057,384

Housing — 2.5%
California Community Housing Agency, RB, M/F Housing(c)
Series A, 5.00%, 04/01/49	2,450	2,755,515
Series A, 4.00%, 02/01/56	2,145	2,279,834
Series A-2, 4.00%, 08/01/47	2,380	2,523,847
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	862
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 08/01/56	1,455	1,560,400
Series A, 5.00%, 07/01/51	1,015	1,174,416
Series A-2, 4.00%, 09/01/56	2,055	2,198,275

		12,493,149

State — 12.2%
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	4,335	4,825,072
Series I, 5.50%, 11/01/33	4,940	5,565,750
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/34	7,750	9,429,115

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
City of Roseville California, ST, 4.00%, 09/01/45	$350	$381,895
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	9,540,880
State of California GO, 3.00%, 10/01/37	14,000	15,492,960
State of California, Refunding GO, 5.00%, 08/01/37	13,000	16,400,150

		61,635,822

Tobacco — 5.1%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49	245	282,544
5.00%, 06/01/50	285	334,046
Series A, 4.00%, 06/01/49	355	409,624
California County Tobacco Securitization Agency, Refunding RB, CAB(b) 0.00%, 06/01/55	2,425	590,221
Series B-2, Subordinate, 0.00%, 06/01/55	3,635	707,044
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	475	491,007
Series A-2, 5.00%, 06/01/47	18,670	19,299,179
Tobacco Securitization Authority of Northern California, Refunding RB, Series B-1, 4.00%, 06/01/49	270	308,078
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,695	3,260,411

		25,682,154

Transportation — 21.0%
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/29	2,045	2,235,451
Series A, AMT, 5.00%, 05/15/37	3,520	4,330,656
Series A, AMT, 5.00%, 05/15/44	5,885	7,106,961
Series B, AMT, 5.00%, 05/15/36	2,600	3,098,290
Sub-Series A, AMT, 5.00%, 05/15/42	26,875	31,555,550
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Subordinate, 5.00%, 05/15/38	5,000	6,238,750
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.00%, 05/15/39	4,060	5,235,735
County of Sacramento California Airport System Revenue, Refunding RB, Series A, 5.00%, 07/01/41	13,500	16,089,840
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	4,135	4,667,175
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/42	16,735	20,009,370
Series D, AMT, 5.25%, 05/01/48	2,250	2,760,030
Series E, AMT, 5.00%, 05/01/40	2,000	2,485,660

		105,813,468

Utilities — 16.6%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Series A, 5.00%, 11/01/50	10,000	12,952,500
Series D, 5.00%, 11/01/32	5,000	6,290,950
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/45	3,245	3,971,426
Series C, 4.00%, 06/01/45	4,000	4,479,280
Los Angeles Department of Water, RB
Series A, 5.00%, 07/01/42	10,670	13,087,502
Series B, 5.00%, 07/01/38	3,000	3,604,680
Los Angeles Department of Water, Refunding RB
Series A, 5.00%, 07/01/41	5,000	6,087,850
Series A, 5.00%, 07/01/44	1,500	1,824,645

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water, Refunding RB (continued)
Series A, 5.25%, 07/01/44	$3,000	$3,696,540
Series B, 5.00%, 07/01/43	7,150	8,996,845
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	3,110,375
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/45	2,890	3,735,094
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	11,472,027

		83,309,714

Total Municipal Bonds in California		441,915,770

Puerto Rico — 5.7%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	3,158,434
Series A-1, Restructured, 5.00%, 07/01/58	10,154	11,407,105
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,828,736
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,816,522
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,577	2,704,414

		22,915,211

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	505	517,337

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	3,865	4,028,992
Series A, Senior Lien, 5.13%, 07/01/37	1,105	1,152,935

		5,181,927

Total Municipal Bonds in Puerto Rico		28,614,475

Total Municipal Bonds — 93.5% (Cost: $432,723,680)		470,530,245

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 66.7%

County/City/Special District/School District — 23.7%
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	11,200	14,118,944
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(a)	15,140	18,104,412
San Diego Unified School District, GO, Series I, 5.00%, 07/01/47	10,000	12,221,800
San Francisco Bay Area Rapid Transit District, GO, Series A, 5.00%, 08/01/47	10,615	13,090,732
San Joaquin Delta Community College District, GO, Series C, 5.00%, 08/01/24(a)	14,505	16,710,913
San Jose Unified School District, GO, Series C, 4.00%, 08/01/24(a)	6,100	6,844,078
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	25,823,035
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,417,100

		119,331,014

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 15.1%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	$11,792	$13,993,616
University of California, RB
Series AM, 5.25%, 05/15/44	5,000	5,719,783
Series M, 5.00%, 05/15/42	10,000	12,181,800
University of California, Refunding RB
Series AI, 5.00%, 05/15/38	14,225	15,547,926
Series AR, 5.00%, 05/15/41	10,165	12,200,235
Series I, 5.00%, 05/15/40	14,065	16,478,270

		76,121,630

Health — 8.8%
California Health Facilities Financing Authority, RB(a)
Series A, 5.00%, 08/15/23	9,695	10,762,999
Series A, 5.00%, 11/15/25	11,620	14,024,177
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	18,960	19,746,650

		44,533,826

State — 4.0%
State of California, Refunding GO, 4.00%, 10/01/39	16,620	19,913,419

Transportation — 8.8%
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/43	10,865	12,406,850
City of Los Angeles Department of Airports, ARB, AMT, Series D, 5.00%, 05/15/41	18,632	21,666,839
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series B, 5.00%, 05/01/41	8,720	10,229,258

		44,302,947

Security	Par (000)	Value

Utilities — 6.3%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$6,412	$7,619,057
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,938,400

		31,557,457

Total Municipal Bonds in California		335,760,293

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.7% (Cost: $310,751,897)		335,760,293

Total Investments — 160.2% (Cost: $743,475,577)		806,290,538

Other Assets Less Liabilities — 2.3%		11,709,678

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.5)%		(143,323,208)

VMTP Shares at Liquidation Value — (34.0)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$503,377,008

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$614,041	$—	$(615,295	)(b)	$1,254	$—	$—	—	$275	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock California Municipal Income Trust (BFZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	303	06/21/21	$40,034	$(9,946)
U.S. Long Treasury Bond	132	06/21/21	20,765	(41,415)

				$(51,361)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$470,530,245	$—	$470,530,245
Municipal Bonds Transferred to Tender Option Bond Trusts	—	335,760,293	—	335,760,293

	$—	$806,290,538	$—	$806,290,538

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(51,361)	$—	$—	$(51,361)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(143,275,836)	$—	$(143,275,836)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(314,575,836)	$—	$(314,575,836)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

5